Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2–Summary of Significant Accounting Policies

Basis of Accounting

The Plan financial statements are prepared on the accrual basis of accounting.

Investment Valuation

The Plan’s investments are stated at fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Contributions

Participant contributions, employer contributions, and related matching contributions are recorded in the period payroll deductions are made.

Income Recognition

The net appreciation (depreciation) in the fair value of investments (net realized and unrealized gains and losses) is reflected in the accompanying Statements of Changes in Net Assets Available for Benefits. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Investment transactions are recorded on the date of purchase or sale (trade date). Capital gains/losses are included in the net appreciation (depreciation) in fair value of investments.

Distributions

Distributions to participants are recorded when paid.

Expenses of the Plan

Certain costs and expenses incurred in establishing, amending and administering the Plan, including the fees and expenses of the Trustee, are paid by the Company and are excluded from the financial statements. The Plan pays for certain loan and distribution transaction fees and the annual recordkeeping fees that are charged to the related participants’ accounts.

Plan recordkeeping fees are paid as a part of the expense ratios—the cost of managing the fund, expressed as a percentage of the fund’s assets, as of the most recent fund prospectus—charged by the Plan investments. The range of expense ratios for the year ended December 31, 2025, remained unchanged from the prior year, which ranged from 0.01 percent to 0.57 percent. Fees paid by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of investments. The annual Voya plan recordkeeping fee of $26 per participant is paid by Plan participants via an automatic quarterly deduction.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Plan’s management to use estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates, and such differences could be material.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are treated as distributions based upon the terms of the Plan Document.